Property and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment	Property and Equipment

	Medical Equipment	Computer Equipment	Office Furniture	Office Equipment	Leasehold Improvements	Total
Cost
As at December 31, 2018	60,378	345,941	247,438	105,229	498,367	1,257,353
Additions, net of foreign exchange impact	—	7,014	—	—	—	7,014
Disposals	—	—	—	—	—	—
As at December 31, 2019	60,378	352,955	247,438	105,229	498,367	1,264,367
Additions, net of foreign exchange impact	1,134	27,719	—	—	—	28,853
Disposals	—	(15,137)	—	—	—	(15,137)
As at December 31, 2020	61,512	365,537	247,438	105,229	498,367	1,278,083

Amortization
As at December 31, 2018	24,464	174,953	157,749	72,828	414,623	844,617
Depreciation expense	20,244	49,093	14,668	5,342	33,635	122,982
Disposals	—	—	—	—	—	—
As at December 31, 2019	44,708	224,046	172,417	78,170	448,258	967,599
Depreciation expense	2,942	40,024	7,988	4,320	33,683	88,957
Disposals	—	(15,137)	—	—	—	(15,137)
As at December 31, 2020	47,650	248,933	180,405	82,490	481,941	1,041,419

Net book value
As at December 31, 2020	13,862	116,604	67,033	22,739	16,426	236,664
As at December 31, 2019	15,670	128,909	75,021	27,059	50,109	296,768